Going Concern (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 20, 2026 USD ($)	Mar. 20, 2026 EUR (€)	Mar. 18, 2026 USD ($)	Dec. 31, 2025 EUR (€)
Going Concern [Abstract]
Net income	$ 2,645	$ 5,944	$ 6,631
Cash flow from operations	11,332	10,498	$ 11,804
Working capital deficit	(2,956)
Unearned revenue	2,088	$ 2,195
Related Party [Member] | Former Parent [Member]
Going Concern [Abstract]
Consideration settled	19,500
Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Consideration settled				$ 23,500
Sale and Leaseback Financing Agreement [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Face amount				5,763
Contractual Commitments to Shipyard for Newbuilding Yacht [Member] | Related Party [Member] | Former Parent [Member]
Going Concern [Abstract]
Contractual commitment payable in 2026	21,121						€ 18,000
Contractual Commitments to Shipyard for Newbuilding Yacht [Member] | Plan [Member]
Going Concern [Abstract]
Contractual commitment payable in 2026				30,508	€ 26,000
Contractual Commitments to Shipyard for Newbuilding MR Tanker [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Contractual commitment payable in 2026				6,780		$ 6,780
Additional Contractual Obligations Pursuant to Newbuilding Yacht SPA [Member] | Related Party [Member] | Former Parent [Member] | Subsequent Event [Member]
Going Concern [Abstract]
Contractual commitment payable in 2026				14,500
Consideration settled				$ 4,000
Additional Contractual Obligations Pursuant to Newbuilding Yacht SPA [Member] | Plan [Member] | Related Party [Member] | Former Parent [Member]
Going Concern [Abstract]
Contractual commitment payable in 2026	$ 18,500